Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 243,675	Taxes	UNITED STATES	Gouverneur Central School District	Empire State Mine	Minerals	Mining Industry	Open Pit	Yes	Enter the proper name of the Payee receiving the money (i.e. the municipality of x, the province of y, national government of z).
#: 2
	175,000	Taxes	UNITED STATES	Internal Revenue Service	Empire State Mine	Minerals	Mining Industry	Open Pit	Yes	Enter the proper name of the Payee receiving the money (i.e. the municipality of x, the province of y, national government of z).
#: 3
	$ 259,807	Taxes	UNITED STATES	Town of Fowler	Empire State Mine	Minerals	Mining Industry	Open Pit	Yes	Enter the proper name of the Payee receiving the money (i.e. the municipality of x, the province of y, national government of z).